INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Operating revenues		¥ 2,360,193	¥ 1,930,911	¥ 2,020,375
Net income/(loss) for the year		70,418	59,444	43,798
Other comprehensive income/(loss)		(4,376)	6,333	137
Total comprehensive income for the year		66,042	65,777	43,935
Caspian Investments Resources Ltd. ("CIR") [member] | Subsidiary of Sinopec Group Company
Disclosure of associates [line items]
Proportion of equity interests held through acquisition from LUKOIL OVERSEAS WEST PROJECT Ltd	50.00%
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Operating revenues		5,644	191
Net income/(loss) for the year		2,543	51
Total comprehensive income for the year		2,543	51
Dividends declared by associates			23
Share of net income/(loss) from associates		1,272	26
Carrying amounts		24,090	22,800
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Operating revenues		3,542	2,442	2,533
Net income/(loss) for the year		1,536	1,526	3,484
Other comprehensive income/(loss)		(246)	(175)	28
Total comprehensive income for the year		1,290	1,351	3,512
Share of net income/(loss) from associates		753	748	1,707
Share of other comprehensive income/(loss) from associates		(121)	(86)	14
Carrying amounts		¥ 12,128	11,496
Proportion of equity interests held through acquisition from LUKOIL OVERSEAS WEST PROJECT Ltd		49.00%
SIBUR
Disclosure of associates [line items]
Operating revenues		¥ 52,496
Net income/(loss) for the year		9,601
Other comprehensive income/(loss)		(260)
Total comprehensive income for the year		9,341
Dividends declared by associates		221
Share of net income/(loss) from associates		960
Share of other comprehensive income/(loss) from associates		(26)
Carrying amounts		9,676
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Operating revenues		3,569
Net income/(loss) for the year		123
Total comprehensive income for the year		123
Share of net income/(loss) from associates		48
Carrying amounts		6,829	6,734
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Operating revenues		2,563	2,205	687
Net income/(loss) for the year		(610)	(3,518)	(90)
Other comprehensive income/(loss)		(334)	662	(4,017)
Total comprehensive income for the year		(944)	(2,856)	(4,107)
Share of net income/(loss) from associates		(305)	(1,759)	(45)
Share of other comprehensive income/(loss) from associates		(167)	331	(2,009)
Carrying amounts		3,104	3,576
Aggregated individually immaterial associates
Disclosure of associates [line items]
Share of net income/(loss) from associates		3,182	2,869	1,913
Share of other comprehensive income/(loss) from associates		569	(384)	¥ (632)
Carrying amounts		¥ 23,899	¥ 21,510